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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for one of its series, Evergreen Diversified Capital Builder Fund, for the six months ended September, 2008. This series has a March 31 fiscal year end.

Date of reporting period: September 30, 2008

Item 1 - Reports to Stockholders.

Evergreen Diversified Capital Builder Fund

Formerly, Balanced Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Diversified Capital Builder Fund for the six-month period ended September 30, 2008 (the “period”).

Investors encountered an extraordinary environment as the period came to a close. Market volatility intensified substantially over the final three months of the period, particularly in September 2008, as spreading problems in the credit markets threatened to drag the global economy into a recession. Slowing economic activity and widening restrictions on credit availability undermined confidence in the leading financial institutions, both at home and abroad. Investors fled to the highest-quality securities available. U.S. Treasury securities proved to be the most noticeable beneficiary of the flight to quality. In contrast, the values of most stocks and corporate bonds dropped. Moreover, this turmoil in the capital markets only worsened in the first few weeks immediately after the period ended. Elsewhere, foreign equity markets also slumped as fears spread that economic weakening in the United States would prove contagious. In world bond markets, sovereign government securities in industrialized nations performed relatively well, but the values of emerging market debt and foreign high yield corporate bonds were pulled down as evidence mounted of a deceleration in global growth trends. Even the prices of oil and natural gas began to retreat on world markets after climbing to unprecedented heights in the summer of 2008.

After months of deterioration, the U.S. economy contracted in the third quarter of 2008. The U.S. Commerce Department reported in October 2008 that the nation’s real Gross Domestic Product fell by 0.3% from July 2008 through September 2008, with consumer spending recording its greatest drop in three decades. The report validated expectations that the economy had entered into a recession. Fears rose that the slowdown could persist at least through the first quarter of 2009. The news was hardly unexpected, as it followed the steady accumulation of reports documenting declining housing values, falling manufacturing activity, slowing consumer spending and rising unemployment levels. Perhaps the most dramatic news was the collapse or near-collapse of several venerable financial institutions both in the U.S. and in Europe. In response, the Federal Reserve Board (the “Fed”), the U.S. Treasury, the Federal Deposit Insurance Corporation and the Securities and Exchange Commission took a series of dramatic and innovative steps to help the economy and the financial markets emerge from this crisis. In October 2008, Congress rushed through a $700 billion rescue plan designed to address the capital inadequacy of banks. Meanwhile, in a further effort to re-stimulate

LETTER TO SHAREHOLDERS continued

lending activity, the Fed twice slashed the key fed funds rate in October 2008. The reductions brought the influential overnight lending rate to just 1.00%. It had been as high as 5.25% as recently as August 2007. Overseas, other major central banks also cut short-term rates to inject liquidity into the financial markets. At the same time, foreign governments took other measures to buttress financial institutions and forestall the possibility of a global recession.

During a volatile and challenging period in the capital markets, managers of Evergreen Diversified Capital Builder Fund maintained their discipline while seeking long-term capital appreciation and generous current income. In both the equity and fixed income portfolios, managers focused on companies with identifiable competitive advantages and profitable operations with healthy cash flows sufficient enough to both invest in growth opportunities and service existing debt. The fund’s equity investments were primarily focused on companies with dividend-paying stocks. Our fixed income investments were concentrated in the upper tiers of high yield corporate bonds, generally rated BB or higher.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully-diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

LETTER TO SHAREHOLDERS continued

Special Notices to Shareholders:

•

Dennis Ferro, President and Chief Executive Officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site at EvergreenInvestments.com for additional information regarding these announcements.

•

On October 3, 2008, Wachovia Corporation, parent company of Evergreen Investments, and Wells Fargo & Company announced a definitive agreement whereby Wells Fargo will acquire Wachovia in a stock-for-stock transaction. Please visit Wachovia.com for additional information regarding this announcement.

FUND AT A GLANCE

as of September 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Margaret D. Patel

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	1/26/1998

Nasdaq symbol	EKBAX	EKBBX	EKBCX	EKBYX

6-month return with sales charge	-21.93%	-21.65%	-18.36%	N/A

6-month return w/o sales charge	-17.12%	-17.55%	-17.54%	-17.08%

Average annual return*
1-year with sales charge	-29.50%	-29.26%	-26.48%	N/A

1-year w/o sales charge	-25.24%	-25.83%	-25.80%	-25.04%

5-year	-0.07%	0.03%	0.40%	1.41%

10-year	0.92%	0.74%	0.76%	1.76%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Diversified Capital Builder Fund Class A shares versus a similar investment in the Barclays Capital Aggregate Bond Index (BCABI), the Merrill Lynch High Yield Master Index† (MLHYMI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The BCABI, the MLHYMI and the Russell 1000 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1

The fund has previously compared its performance to the BCABI and the Russell 1000. In future periods, the Fund will compare its performance to the Russell 1000 and the MLHYMI, as the Fund believes that the MLHYMI is more representative of the types of fixed income securities in which the Fund invests than the BCABI.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of September 30, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$ 828.83	$4.36
Class B	$1,000.00	$ 824.51	$7.78
Class C	$1,000.00	$ 824.63	$7.78
Class I	$1,000.00	$ 829.24	$3.21
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.31	$4.81
Class B	$1,000.00	$1,016.55	$8.59
Class C	$1,000.00	$1,016.55	$8.59
Class I	$1,000.00	$1,021.56	$3.55

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C and 0.70% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2008
CLASS A	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.28	$9.35	$8.90	$8.30	$8.20	$6.91

Income from investment operations
Net investment income (loss)	0.06	0.18	0.18	0.18	0.14	0.12
Net realized and unrealized gains or losses on investments	(1.46)	(0.44)	0.43	0.58	0.13	1.32

Total from investment operations	(1.40)	(0.26)	0.61	0.76	0.27	1.44

Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.16)	(0.16)	(0.17)	(0.15)
Net realized gains	0	(0.63)	0	0	0	0

Total distributions to shareholders	(0.08)	(0.81)	(0.16)	(0.16)	(0.17)	(0.15)

Net asset value, end of period	$6.80	$8.28	$9.35	$8.90	$8.30	$8.20

Total return[1]	(17.12)%	(3.45)%	6.92%	9.14%	3.29%	20.90%

Ratios and supplemental data
Net assets, end of period (millions)	$570	$742	$900	$986	$592	$688
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%[2]	0.96%	0.99%	0.99%	1.00%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	0.98%[2]	1.03%	1.02%	1.03%	1.00%	1.00%
Net investment income (loss)	1.41%[2]	1.96%	2.04%	1.91%	1.85%	1.59%
Portfolio turnover rate	32%	91%	67%	77%	103%	122%

1	Excluding applicable sales charges
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2008
CLASS B	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.29	$9.35	$8.90	$8.30	$8.20	$6.91

Income from investment operations
Net investment income (loss)	0.03[1]	0.12[1]	0.12[1]	0.11[1]	0.09[1]	0.07[1]
Net realized and unrealized gains or losses on investments	(1.49)	(0.45)	0.42	0.59	0.12	1.31

Total from investment operations	(1.46)	(0.33)	0.54	0.70	0.21	1.38

Distributions to shareholders from
Net investment income	(0.04)	(0.10)	(0.09)	(0.10)	(0.11)	(0.09)
Net realized gains	0	(0.63)	0	0	0	0

Total distributions to shareholders	(0.04)	(0.73)	(0.09)	(0.10)	(0.11)	(0.09)

Net asset value, end of period	$6.79	$8.29	$9.35	$8.90	$8.30	$8.20

Total return[2]	(17.55)%	(4.09)%	6.12%	8.45%	2.55%	20.06%

Ratios and supplemental data
Net assets, end of period (millions)	$33	$53	$104	$190	$77	$98
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.70%[3]	1.69%	1.69%	1.69%	1.70%	1.70%
Expenses excluding waivers/reimbursements and expense reductions	1.73%[3]	1.73%	1.72%	1.73%	1.70%	1.70%
Net investment income (loss)	0.67%[3]	1.25%	1.34%	1.22%	1.15%	0.89%
Portfolio turnover rate	32%	91%	67%	77%	103%	122%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2008
CLASS C	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.29	$9.35	$8.90	$8.32	$8.21	$6.93

Income from investment operations
Net investment income (loss)	0.03	0.11	0.12	0.11	0.09	0.06[1]
Net realized and unrealized gains or losses on investments	(1.49)	(0.43)	0.42	0.57	0.13	1.32

Total from investment operations	(1.46)	(0.32)	0.54	0.68	0.22	1.38

Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.09)	(0.10)	(0.11)	(0.10)
Net realized gains	0	(0.63)	0	0	0	0

Total distributions to shareholders	(0.05)	(0.74)	(0.09)	(0.10)	(0.11)	(0.10)

Net asset value, end of period	$6.78	$8.29	$9.35	$8.90	$8.32	$8.21

Total return[2]	(17.54)%	(4.03)%	6.16%	8.26%	2.70%	19.91%

Ratios and supplemental data
Net assets, end of period (millions)	$48	$61	$72	$85	$16	$16
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.70%[3]	1.69%	1.69%	1.69%	1.70%	1.70%
Expenses excluding waivers/reimbursements and expense reductions	1.73%[3]	1.73%	1.72%	1.73%	1.70%	1.70%
Net investment income (loss)	0.66%[3]	1.22%	1.34%	1.22%	1.16%	0.83%
Portfolio turnover rate	32%	91%	67%	77%	103%	122%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2008
CLASS I	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.25	$9.31	$8.87	$8.27	$8.16	$6.89

Income from investment operations
Net investment income (loss)	0.07	0.20	0.21	0.19	0.16	0.15
Net realized and unrealized gains or losses on investments	(1.48)	(0.43)	0.42	0.59	0.14	1.29

Total from investment operations	(1.41)	(0.23)	0.63	0.78	0.30	1.44

Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.19)	(0.18)	(0.19)	(0.17)
Net realized gains	0	(0.63)	0	0	0	0

Total distributions to shareholders	(0.09)	(0.83)	(0.19)	(0.18)	(0.19)	(0.17)

Net asset value, end of period	$6.75	$8.25	$9.31	$8.87	$8.27	$8.16

Total return	(17.08)%	(3.08)%	7.15%	9.47%	3.74%	21.03%

Ratios and supplemental data
Net assets, end of period (millions)	$130	$169	$204	$267	$136	$216
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%[1]	0.69%	0.69%	0.69%	0.70%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.73%[1]	0.73%	0.72%	0.73%	0.70%	0.70%
Net investment income (loss)	1.66%[1]	2.22%	2.33%	2.21%	2.13%	1.91%
Portfolio turnover rate	32%	91%	67%	77%	103%	122%

1	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
September 30, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.1%
Long Beach Asset Holdings Corp. NIM Trust, Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A + ☐	$1,000,000	$0
Telos CLO, Ltd., Ser. 2006-1A, Class E, FRN, 7.04%, 10/11/2021 144A	1,000,000	559,200

Total Asset-Backed Securities (cost $1,997,519)		559,200

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
FIXED-RATE 0.2%
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N2, 8.00%, 08/25/2046 144A	1,340,420	1,275,048

FLOATING-RATE 0.0%
Structured Adjustable Rate Mtge. Loan Pass-Through Cert., Ser. 2005-9, Class B8, 4.71%, 05/25/2035	1,594,132	328,471

Total Commercial Mortgage-Backed Securities (cost $2,875,457)		1,603,519

CORPORATE BONDS 14.3%
ENERGY 2.1%
Oil, Gas & Consumable Fuels 2.1%
McMoRan Exploration Co., 11.875%, 11/15/2014	14,750,000	14,086,250
Tesoro Corp., 6.625%, 11/01/2015	2,775,000	2,275,500

		16,361,750

FINANCIALS 1.1%
Consumer Finance 0.0%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	183,125

Real Estate Investment Trusts (REITs) 1.1%
Saul Centers, Inc., 7.50%, 03/01/2014	10,600,000	8,745,000

INDUSTRIALS 7.8%
Aerospace & Defense 0.3%
DRS Technologies, Inc., 6.625%, 02/01/2016	2,640,000	2,679,600

Electrical Equipment 4.2%
Baldor Electric Co., 8.625%, 02/15/2017	20,500,000	19,680,000
Belden, Inc., 7.00%, 03/15/2017	2,600,000	2,327,000
General Cable Corp., 7.125%, 04/01/2017 ρ	12,250,000	11,086,250

		33,093,250

Machinery 3.3%
Actuant Corp., 6.875%, 06/15/2017	21,350,000	20,496,000
SPX Corp., 7.625%, 12/15/2014 144A	5,170,000	5,176,462

		25,672,462

INFORMATION TECHNOLOGY 0.6%
IT Services 0.6%
Iron Mountain, Inc., 6.625%, 01/01/2016	4,800,000	4,536,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 1.5%
Chemicals 0.0%
ARCO Chemical Co., 9.80%, 02/01/2020	$35,000	$21,175
MacDermid, Inc., 9.50%, 04/15/2017 144A	50,000	42,250

		63,425

Containers & Packaging 1.0%
Crown Holdings, Inc., 7.75%, 11/15/2015	7,619,000	7,466,620

Metals & Mining 0.5%
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	4,600,000	4,117,000

UTILITIES 1.2%
Electric Utilities 1.2%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	150,000	166,075
Reliant Energy, Inc., 7.625%, 06/15/2014 ρ	11,860,000	8,954,300

		9,120,375

Total Corporate Bonds (cost $123,096,119)		112,038,607

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
Harborview NIM Corp., Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A + ☐ (cost $899,934)	899,934	163,774

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
FIXED-RATE 0.3%
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B-5, 4.75%, 09/25/2018	110,183	81,385
Chase Mtge. Fin. Corp., Ser. 2003-S12:
Class B-3, 4.89%, 12/25/2018	223,723	164,848
Class B-4, 4.89%, 12/26/2018	112,620	75,487
Class B-5, 4.89%, 12/25/2018	225,783	140,945
Residential Funding Securities Corp., Ser. 2003-RM2, Class B3-2, 6.00%, 05/25/2033	342,461	329,194
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%, 11/25/2036	1,460,239	1,344,559

		2,136,418

FLOATING-RATE 0.2%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class B-4, 5.94%, 06/20/2031	225,531	121,343
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.45%, 02/18/2035	175,009	77,177
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 5.46%, 11/19/2034	570,893	72,908
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.88%, 05/25/2036	254,058	210,546
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 5.31%, 03/25/2033	446,097	354,090

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
September 30, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
PHH Mtge. Capital, LLC Mtge. Pass Through Certs.:
Ser. 2005-4, Class B4, 5.61%, 07/18/2035	$259,585	$240,433
Ser. 2005-5, Class B4, 5.54%, 08/18/2035	324,591	294,894

		1,371,391

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $4,065,963)		3,507,809

YANKEE OBLIGATIONS – CORPORATE 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033 +	1,000,000	67,900
Preferred Term Securities XIII, Ltd., FRN, 10.00%, 03/24/2034 +	1,000,000	77,300

Total Yankee Obligations – Corporate (cost $1,342,966)		145,200

	Shares	Value

COMMON STOCKS 70.5%
CONSUMER STAPLES 2.1%
Household Products 0.8%
Church & Dwight Co.	110,000	6,829,900

Personal Products 1.3%
Estee Lauder Cos., Class A ρ	200,000	9,982,000

ENERGY 25.8%
Energy Equipment & Services 10.9%
Cameron International Corp. *	250,000	9,635,000
Halliburton Co.	370,000	11,984,300
National Oilwell Varco, Inc. *	310,000	15,571,300
Noble Corp.	395,000	17,340,500
Pride International, Inc. *	521,000	15,426,810
Schlumberger, Ltd.	187,754	14,661,710
Transocean, Inc. * ρ	5,000	549,200

		85,168,820

Oil, Gas & Consumable Fuels 14.9%
Anadarko Petroleum Corp.	370,000	17,948,700
Apache Corp.	69,000	7,195,320
Consol Energy, Inc.	160,000	7,342,400
Devon Energy Corp.	65,000	5,928,000
EOG Resources, Inc.	50,000	4,473,000
Foundation Coal Holdings, Inc.	190,000	6,760,200
Hess Corp.	140,000	11,491,200
Marathon Oil Corp.	5,000	199,350
Massey Energy Co.	145,000	5,172,150

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Occidental Petroleum Corp.	300,000	$21,135,000
Patriot Coal Corp. * ρ	300,000	8,715,000
Peabody Energy Corp.	280,000	12,600,000
Tesoro Corp. ρ	50,000	824,500
Valero Energy Corp.	10,000	303,000
XTO Energy, Inc.	141,000	6,559,320

		116,647,140

FINANCIALS 1.0%
Real Estate Investment Trusts (REITs) 1.0%
Plum Creek Timber Co., Inc. ρ	150,000	7,479,000

HEALTH CARE 7.0%
Health Care Equipment & Supplies 2.2%
Inverness Medical Innovations, Inc. * ρ	380,000	11,400,000
Varian Medical Systems, Inc. *	100,000	5,713,000

		17,113,000

Life Sciences Tools & Services 4.8%
Bio-Rad Laboratories, Inc., Class A *	68,000	6,740,160
Millipore Corp. *	10,000	688,000
PerkinElmer, Inc.	60,000	1,498,200
Thermo Fisher Scientific, Inc. *	517,000	28,435,000

		37,361,360

INDUSTRIALS 11.4%
Aerospace & Defense 0.8%
Esterline Technologies Corp. *	105,000	4,156,950
L-3 Communications Holdings, Inc.	20,000	1,966,400

		6,123,350

Electrical Equipment 4.2%
Ametek, Inc.	90,000	3,669,300
Cooper Industries, Inc.	170,000	6,791,500
Emerson Electric Co.	80,000	3,263,200
General Cable Corp. * ρ	170,000	6,057,100
Roper Industries, Inc. ρ	230,000	13,100,800

		32,881,900

Machinery 6.4%
Bucyrus International, Inc.	27,000	1,206,360
Donaldson Co., Inc.	135,000	5,657,850
Flowserve Corp.	177,000	15,712,290
IDEX Corp.	95,000	2,946,900
Joy Global, Inc.	220,000	9,930,800
Manitowoc Co.	55,000	855,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
September 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Pall Corp.	80,000	$2,751,200
SPX Corp.	145,000	11,165,000

		50,225,650

INFORMATION TECHNOLOGY 2.0%
Electronic Equipment & Instruments 1.6%
Amphenol Corp., Class A	315,000	12,644,100

Internet Software & Services 0.4%
Google, Inc., Class A *	8,000	3,204,160

MATERIALS 17.1%
Chemicals 8.2%
CF Industries Holdings, Inc.	100,000	9,146,000
E.I. DuPont de Nemours & Co.	340,000	13,702,000
FMC Corp.	320,000	16,444,800
Monsanto Co.	200,000	19,796,000
Sigma-Aldrich Corp.	95,000	4,979,900

		64,068,700

Construction Materials 1.2%
Martin Marietta Materials, Inc. ρ	30,000	3,359,400
Texas Industries, Inc. ρ	150,000	6,129,000

		9,488,400

Containers & Packaging 0.5%
Greif, Inc., Class A	60,000	3,937,200

Metals & Mining 4.5%
Barrick Gold Corp. ρ	120,000	4,408,800
Cleveland-Cliffs, Inc.	130,000	6,882,200
Freeport-McMoRan Copper & Gold, Inc.	320,000	18,192,000
NuCor Corp.	65,000	2,567,500
Steel Dynamics, Inc.	170,000	2,905,300

		34,955,800

Paper & Forest Products 2.7%
Weyerhaeuser Co. ρ	350,000	21,203,000

UTILITIES 4.1%
Electric Utilities 1.9%
NRG Energy, Inc. * ρ	610,000	15,097,500

Gas Utilities 2.2%
Questar Corp.	410,000	16,777,200

Total Common Stocks (cost $708,119,893)		551,188,180

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
September 30, 2008 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 5.3%
HEALTH CARE 1.9%
Health Care Equipment & Supplies 1.4%
Inverness Medical Innovations, Inc.:
3.00%, 05/15/2016	$7,598,000	$6,287,345
3.00%, 05/15/2016 144A	6,100,000	5,047,750

		11,335,095

Life Sciences Tools & Services 0.5%
Millipore Corp., 3.75%, 06/01/2026	4,000,000	3,805,000

INDUSTRIALS 3.4%
Electrical Equipment 3.4%
General Cable Corp., 1.00%, 10/15/2012 144A	34,065,000	26,400,374

Total Convertible Debentures (cost $57,482,283)		41,540,469

	Shares	Value

SHORT-TERM INVESTMENTS 18.7%
MUTUAL FUND SHARES 18.7%
BGI Prime Money Market Fund, Premium Shares, 2.55% q ρρ	5,402,574	5,402,574
BlackRock Liquidity TempFund, Institutional Class, 2.68% q ρρ	5,468,650	5,468,650
Evergreen Institutional Money Market Fund, Class I, 2.79% ρρ q ø	93,454,060	93,454,060
Evergreen Institutional U.S. Government Money Market Fund, Class I, 1.98% q ø	36,794,049	36,794,049
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.59% q ρρ	5,454,740	5,454,740

Total Short-Term Investments (cost $146,574,073)		146,574,073

Total Investments (cost $1,046,454,207) 109.6%		857,320,831
Other Assets and Liabilities (9.6%)		(75,433,244)

Net Assets 100.0%		$781,887,587

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρ	All or a portion of this security is on loan.
††	The rate shown is the stated rate at the current period end.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

Summary of Abbreviations

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin

The following table shows portfolio composition as a percent of total investments as of September 30, 2008:

Energy	25.4%
Industrials	20.6%
Materials	17.0%
Health Care	8.1%
Utilities	4.8%
Financials	2.4%
Consumer Staples	2.0%
Information Technology	2.0%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.1%
Cash Equivalents	17.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2008*:

AAA	31.1%
BBB	0.6%
BB	20.9%
B	40.7%
CCC	6.3%
NR	0.4%

100.0%

The following table shows the percent of total investments based on effective maturity as of September 30, 2008*:

Less than 1 year	31.7%
3 to 5 years	13.5%
5 to 10 years	54.4%
10 to 20 years	0.3%
20 to 30 years	0.1%

100.0%

*	Calculations exclude equity securities, collateral from securities on loan and segregated cash and cash equivalents, as applicable.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $916,206,098) including $109,209,497 of securities loaned	$727,072,722
Investments in affiliated money market funds, at value (cost $130,248,109)	130,248,109

Total investments	857,320,831
Cash	19,961
Segregated cash	5,754
Foreign currency, at value (cost $522)	473
Receivable for securities sold	32,921,506
Principal paydown receivable	1,742
Receivable for Fund shares sold	167,445
Dividends and interest receivable	3,841,757
Receivable for securities lending income	40,520
Prepaid expenses and other assets	98,578

Total assets	894,418,567

Liabilities
Payable for Fund shares redeemed	2,378,993
Payable for securities on loan	109,785,778
Advisory fee payable	7,617
Distribution Plan expenses payable	5,927
Due to other related parties	41,507
Trustees’ fees and expenses payable	236,065
Accrued expenses and other liabilities	75,093

Total liabilities	112,530,980

Net assets	$781,887,587

Net assets represented by
Paid-in capital	$899,219,168
Overdistributed net investment income	(170,023)
Accumulated net realized gains on investments	71,971,867
Net unrealized losses on investments	(189,133,425)

Total net assets	$781,887,587

Net assets consists of
Class A	$570,488,829
Class B	32,981,972
Class C	48,067,798
Class I	130,348,988

Total net assets	$781,887,587

Shares outstanding (unlimited number of shares authorized)
Class A	83,923,803
Class B	4,857,262
Class C	7,089,114
Class I	19,304,117

Net asset value per share
Class A	$6.80
Class A — Offering price (based on sales charge of 5.75%)	$7.21
Class B	$6.79
Class C	$6.78
Class I	$6.75

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2008 (unaudited)

Investment income
Interest	$6,945,520
Dividends (net of foreign withholding taxes of $3,615)	4,597,663
Securities lending	343,728
Income from affiliate	232,794

Total investment income	12,119,705

Expenses
Advisory fee	1,854,950
Distribution Plan expenses
Class A	933,808
Class B	235,581
Class C	311,601
Administrative services fee	513,769
Transfer agent fees	1,095,205
Trustees’ fees and expenses	4,289
Printing and postage expenses	61,400
Custodian and accounting fees	132,083
Registration and filing fees	28,906
Professional fees	25,221
Other	10,000

Total expenses	5,206,813
Less: Expense reductions	(2,660)
Fee waivers	(137,178)

Net expenses	5,066,975

Net investment income	7,052,730

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	7,451,190
Foreign currency related transactions	(16,636)

Net realized gains on investments	7,434,554
Net change in unrealized gains or losses on investments	(176,253,892)

Net realized and unrealized gains or losses on investments	(168,819,338)

Net decrease in net assets resulting from operations	$(161,766,608)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2008 (unaudited)		Year Ended March 31, 2008

Operations
Net investment income		$7,052,730		$22,953,296
Net realized gains on investments		7,434,554		184,735,541
Net change in unrealized gains or losses on investments		(176,253,892)		(237,474,189)

Net decrease in net assets resulting from operations		(161,766,608)		(29,785,352)

Distributions to shareholders from
Net investment income
Class A		(6,753,397)		(16,087,492)
Class B		(237,371)		(832,482)
Class C		(334,629)		(802,901)
Class I		(1,756,931)		(4,218,960)
Net realized gains
Class A		0		(55,487,193)
Class B		0		(4,676,359)
Class C		0		(4,530,378)
Class I		0		(12,803,118)

Total distributions to shareholders		(9,082,328)		(99,438,883)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	958,159	8,337,958	2,116,695	19,902,655
Class B	248,248	2,158,205	532,856	4,956,924
Class C	415,303	3,563,256	520,490	4,863,135
Class I	456,527	3,897,001	1,064,046	9,901,068

		17,956,420		39,623,782

Net asset value of shares issued in reinvestment of distributions
Class A	705,630	5,991,435	7,239,013	65,620,160
Class B	25,069	217,503	572,291	5,181,260
Class C	34,242	296,322	526,431	4,762,420
Class I	173,450	1,461,155	1,631,060	14,726,202

		7,966,415		90,290,042

Automatic conversion of Class B shares to Class A shares
Class A	959,723	8,262,136	3,235,924	30,201,711
Class B	(960,211)	(8,262,136)	(3,238,010)	(30,201,711)

		0		0

Payment for shares redeemed
Class A	(8,237,290)	(69,464,354)	(19,268,621)	(180,470,631)
Class B	(828,999)	(7,041,296)	(2,578,454)	(24,092,859)
Class C	(726,225)	(6,013,633)	(1,375,052)	(12,773,890)
Class I	(1,787,971)	(14,975,213)	(4,087,568)	(37,792,983)

		(97,494,496)		(255,130,363)

Net decrease in net assets resulting from capital share transactions		(71,571,661)		(125,216,539)

Total decrease in net assets		(242,420,597)		(254,440,774)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended September 30, 2008 (unaudited)	Year Ended March 31, 2008

Net assets
Beginning of period	$1,024,308,184	$1,278,748,958

End of period	$781,887,587	$1,024,308,184

Undistributed (overdistributed) net investment income	$(170,023)	$1,859,575

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Diversified Capital Builder Fund (formerly, Evergreen Balanced Fund) (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

i. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 1.5% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Diversified Capital Builder Fund, starting at 0.41% and declining to 0.21% as the aggregate average daily net assets of the Fund and its variable annuity counterpart increase. For the six months ended September 30, 2008, the advisory fee was equivalent to 0.36% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2008, EIMC voluntarily waived its advisory fee in the amount of $137,178.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended September 30, 2008, the administrative services fee was equivalent to 0.10% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended September 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended September 30, 2008, the Fund paid brokerage commissions of $122,775 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended September 30, 2008, EIS received $8,961 from the sale of Class A shares and $374, $43,065 and $1,016 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $316,809,597 and $447,593,457, respectively, for the six months ended September 30, 2008.

On April 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$697,762,253
Level 2 – Other Significant Observable Inputs	159,394,804
Level 3 – Significant Unobservable Inputs	163,774

Total	$857,320,831

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of March 31, 2008	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	163,774

Balance as of September 30, 2008	$163,774

During the six months ended September 30, 2008, the Fund loaned securities to certain brokers and earned $149,567 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At September 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned (including segragated cash) amounted to $109,209,497 and $109,785,778, respectively.

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $1,046,454,207. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,548,435 and $211,681,811, respectively, with a net unrealized depreciation of $189,133,376.

As of March 31, 2008, the Fund had $20,337,192 in capital loss carryovers for federal income tax purposes with $15,320,915 expiring in 2010 and $5,016,277 expiring in 2011. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended March 31, 2008 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended September 30, 2008, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended September 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, the Evergreen funds, EIMC and certain of EIMC’s affiliates may be subject from time to time to regulatory inquiries and investigations. EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds. There can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and Evergreen Investment Services, Inc. concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) in May and June 2008. In addition, various Evergreen entities are defendants in three purported class actions in U.S. District Court for the District of Massachusetts and related to the same events. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

12. SUBSEQUENT DISTRIBUTION

On November 18, 2008, the Fund declared distributions from long-term capital gains to shareholders of record on November 17, 2008. The per share amounts payable on November 19, 2008 were as follows:

Long-term Capital Gains

Class A	$0.7507
Class B	0.7507
Class C	0.7507
Class I	0.7507

These distributions are not reflected in the accompanying financial statements.

13. SUBSEQUENT EVENT

Wells Fargo & Company (“Wells Fargo”) and Wachovia announced on October 3, 2008 that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. The transaction is expected to close during the fourth quarter of 2008, subject to receipt of regulatory approvals and Wachovia shareholder approval. In connection with this transaction, Wachovia has issued preferred shares representing approximately a 40% voting interest in Wachovia to Wells Fargo. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC.

If Wells Fargo is deemed to control EIMC, then the advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC which became effective upon the issuance of the preferred shares. The interim agreement will be in effect for a period of up to 150 days. EIMC’s receipt of the advisory fees under an interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, First International Advisers, Inc., d/b/a Evergreen International Advisors (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Diversified Capital Builder Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC, the Sub-Advisor, and Keil

ADDITIONAL INFORMATION (unaudited) continued

provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds

ADDITIONAL INFORMATION (unaudited) continued

and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted

ADDITIONAL INFORMATION (unaudited) continued

that the funds pay sub-transfer agency fees to various financial institutions that hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor generally formulate and implement an investment program for the Fund. The Trustees noted, however, that at the timing of the contract renewal the Sub-Advisor had not been allocated any of the Fund’s assets to manage. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class B shares (the Fund’s oldest share class) had underperformed the broad-based securities index against which the Trustees compared the Fund’s performance (a 60%/40% blend of the Russell 1000 Index and the Barclays Capital Aggregate Bond Index). The Trustees also noted that the Fund’s Class B shares had performed in the fourth quintile of the mutual funds against which the Trustees compared the Fund’s performance for the three- and ten-year periods ended December 31, 2007, and in the fifth quintile for the five-year period ended December 31, 2007, and in the third quintile for the one-year period ended December 31, 2007. The Trustees noted that the Fund’s portfolio manager had recently changed and that the new portfolio manager had not yet managed the Fund for a sufficiently long period to allow for definitive conclusions about the new portfolio manager’s performance; however, the Trustees noted that the Fund’s performance relative to its peers had improved over the most recent period.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the Fund’s management fee was lower than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568008 rv5 11/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:

Dennis H. Ferro,
Principal Executive Officer

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro,
Principal Executive Officer

Date: December 1, 2008

By:

Jeremy DePalma
Principal Financial Officer

Date: December 1, 2008